Shareholder Report, Average Annual Return (Details) 1014041_Franklin Senior Loan ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	94 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Senior Loan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Senior Loan ETF (NAV)
Average Annual Return, Percent	2.95%	5.15%	4.54%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	1.98%
Morningstar LSTA U.S. Leveraged Loan 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	5.94%	5.91%	5.27%